Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: September 2024

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent. As of November 1, 2021, Computershare Trust Company, National Association is acting as agent for Wells Fargo Bank, National Association, as the Indenture Trustee and Collateral Agent under the Indenture.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: September 30, 2024

(b)	Interest Period: September 16, 2024 through October 14, 2024

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: October 10, 2024

(e)	Distribution Date: October 15, 2024

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director